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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


                  Report for the Quarter Ended March 31, 2001.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:           $326,948


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

                         TITLE                                                                              VOTING AUTHORITY
                          OF                 VALUE      SHARES/       SH/   PUT/  INVSTMT    OTHER     ---------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT       PRN   CALL  DSCRETN   MANAGERS     SOLE      SHARED    NONE
--------------           -----    --------  ---------   ---------     ---   ----  --------  ---------  ----------  -------  ------
ALEXION PHARMACEUTICALS  SB NT    015351AB5  17,390    30,375,000     PRN           SOLE               30,375,000
 INC                     CV
                         5.75%07
                         3/1
AMERITRADE HLDG CORP     CL A     03072H109   4,184       792,216     SH            SOLE                  792,216
AT HOME CORP             SB DB    045919AC1  11,848    30,185,000     PRN           SOLE               30,185,000
                         CV
                         0.525%
                         18
AT HOME CORP             SUB NT   045919AF4  28,919    48,400,000     PRN           SOLE               48,400,000
                         CV
                         4.75%06
COVAD COMMUNICATIONS     COM      222814204   2,889     2,149,700     SH            SOLE                2,149,700
 GROUP INC
COVAD COMMUNICATIONS     COM      222814204     403       300,000     SH    PUT     SOLE                  300,000
 GROUP INC
CRITICAL PATH INC        SB NT    22674VAB6  20,691    58,500,000     PRN           SOLE               58,500,000
                         CV
                         5.75%05
CURAGEN CORP             SUB      23126RAC5  10,508    14,905,000     PRN           SOLE               14,905,000
                         DEB CV
                         6%07
DANA CORP                COM      235811106     859        50,000     SH    PUT     SOLE                   50,000
DIGITAL IS INC DEL       COM      25385N101   1,758       970,000     SH            SOLE                  970,000
DIGITAL IS INC DEL       SUB NT   25385NAA9   7,504    25,437,000     PRN           SOLE               25,437,000
                         CV 6%05
GLOBAL TELESYSTEMS INC   COM      37936U104   1,206     1,586,400     SH            SOLE                1,586,400
GLOBALSTAR               COM      G3930H104     647     1,115,529     SH            SOLE                1,115,529
 TELECOMMUNICTNS LTD
GLOBALSTAR
 TELECOMMUNICTNS LTD     COM      G3930H104     560       965,000     SH    PUT     SOLE                  965,000
IBASIS INC               SB NT    450732AA0  14,153    33,900,000     PRN           SOLE               33,900,000
                         CV
                         5.75%05
IBASIS INC               COM      450732102   4,333     1,415,000     SH            SOLE                1,415,000
INTERLIANT INC           SUB NT   458742AB9   1,890     7,100,000     PRN           SOLE                7,100,000
                         CV 7%05
INTERLIANT INC           SB NT    458742AA1  13,597    51,080,000     PRN           SOLE               51,080,000
                         CV 5.5%
                         04
INTERNET CAP GROUP INC   COM      46059C106     476       217,500     SH            SOLE                  217,500
INTERNET CAP GROUP INC   SUB NT   46059CAA4  20,036    72,859,000     PRN           SOLE               72,859,000
                         CV
                         5.5%04
MAILCOM INC              CL A     560311102      90       130,625     SH            SOLE                  130,625
MOTIENT CORP             COM      619908106   1,287       980,800     SH            SOLE                  980,800
MPOWER COMMUNICATIONS    COM      62473J106   6,502     2,568,575     SH            SOLE                2,568,575
 CORP
MPOWER COMMUNICATIONS    PFD      62473J205   2,806       380,500     PRN           SOLE                  380,500
 CORP                    CV D
                         7.25%
MPOWER COMMUNICATIONS    COM      62473J106   3,594     1,420,000     SH    PUT     SOLE                1,420,000
 CORP
NETRATINGS INC           COM      64116M108     444        39,500     SH            SOLE                   39,500
RHYTHMS NETCONNECTIONS   COM      762430205   1,169     2,671,100     SH            SOLE                2,671,100
 INC
RITE AID CORP            COM      767754104  65,324     9,764,448     SH            SOLE                9,764,448
RITE AID CORP            COM      767754104  20,572     3,075,000     SH    PUT     SOLE                3,075,000
TERAYON COMMUNICATIONS   COM      880775101   7,616     1,669,200     SH            SOLE                1,669,200
 SYS
TERAYON COMMUNICATIONS   SB NT    880775AA9  21,190    72,150,000     PRN           SOLE               72,150,000
 SYS                     CV 144A
                         07
TERAYON COMMUNICATIONS   COM      880775101     981       215,000     SH    PUT     SOLE                  215,000
 SYS
UNITEDGLOBALCOM          PFD CV   913247201   4,825       213,250     PRN           SOLE                  213,250
                         1/20
                         DSR
UNITEDGLOBALCOM          CL A     913247508   4,331       330,000     SH    PUT     SOLE                  330,000
VIATEL INC               COM      925529208     128       227,100     SH            SOLE                  227,100
VIATEL INC               COM      925529208     287       510,000     SH    PUT     SOLE                  510,000
VIROPHARMA INC           COM      928241108     202         7,000     SH            SOLE                    7,000
VIROPHARMA INC           SB NT    928241AC2  21,680    41,100,000     PRN           SOLE               41,100,000
                         CV
                         6%07
WARNACO GROUP INC        CL A     934390105      69        50,000     SH            SOLE                   50,000
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